Noncontrolling Interests (Narrative) (Details)	Dec. 31, 2013
Noncontrolling Interests [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Operating Partnership (OP) Units (in shares)	15,583,370
Long-Term Incentive Plan (LTIP) Units (in shares)	1,455,761
Series Two Preferred Units (in shares)	666,116
Convertible Operating Partnership (OP) Units (in shares)	874,168
Series Four Preferred Units (in shares)	360,126
OPP Units 2011 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Outperformance awards in LTIP Units (in shares)	396,500
OPP Units 2012 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Outperformance awards in LTIP Units (in shares)	396,150
MYLTIP 2013 [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Outperformance awards in LTIP Units (in shares)	316,325